                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 06/30/2011

Check here if Amendment [ ]; Amendment Number: _______________


  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Hugh Johnson Advisors LLC
Address: 80 State Street
         Albany, NY 12207

Form 13F File Number:  28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight             Albany  NY              08/12/2011
---------------------  ---------------------  ---------------------
[Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
--------------------    ----
28-11456                ___________________

    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          55

Form 13F Information Table Value Total:      178855
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number    Name
---    --------------------    -----
01     28 -

02     28 -

03     28 -

FORM  13F

30-Jun-11

QUANTITY CUSIP                 ISSUER             SYMBOL  PRICE   MARKET VALUE    CLASS   DISCRETION VOTING AUTHORITY
-------- -----                 ------             ------ -------- --------------- ------- ---------- ----------------
 49851   002824100 Abbott Laboratories              ABT   $ 52.62 $  2,623,000.00 Common        Sole          Partial
 56491   025816109 American Express Co              AXP   $ 51.71 $  2,921,000.00 Common        Sole          Partial
 24787   037411105 Apache Corp                      APA   $123.41 $  3,059,000.00 Common        Sole          Partial
 36915   067383109 Bard C R Inc                     BCR   $109.87 $  4,056,000.00 Common        Sole          Partial
 43880   071813109 Baxter Intl Inc                  BAX   $ 59.69 $  2,619,000.00 Common        Sole          Partial
 91395   171340102 Church & Dwight Inc              CHD   $ 40.54 $  3,705,000.00 Common        Sole          Partial
 10155   17275r102 Cisco Systems Inc               CSCO   $ 15.66 $    159,000.00 Common        Sole          Partial
 84780   189754104 Coach Inc                        COH   $ 63.93 $  5,420,000.00 Common        Sole          Partial
 51179   194162103 Colgate Palmolive Co              CL   $ 87.42 $  4,474,000.00 Common        Sole          Partial
 40308   20825c104 ConocoPhillips                   COP   $ 75.20 $  3,031,000.00 Common        Sole          Partial
 29500   237194105 Darden Restaurants Inc           DRI   $ 49.76 $  1,468,000.00 Common        Sole          Partial
 72827   25490a101 DirecTV Cl A                     DTV   $ 50.82 $  3,701,000.00 Common        Sole          Partial
 28872   30231g102 Exxon Mobil Corp                 XOM   $ 81.39 $  2,350,000.00 Common        Sole          Partial
 35040   354613101 Franklin Resources Inc           BEN   $131.28 $  4,600,000.00 Common        Sole          Partial
 24279   369550108 General Dynamics Corp             GD   $ 74.51 $  1,809,000.00 Common        Sole          Partial
180980   369604103 General Electric Co               GE   $ 18.86 $  3,413,000.00 Common        Sole          Partial
 36920   413875105 Harris Corp                      HRS   $ 45.07 $  1,664,000.00 Common        Sole          Partial
 68242   418056107 Hasbro Inc                       HAS   $ 43.93 $  2,998,000.00 Common        Sole          Partial
 53281   428236103 Hewlett Packard Co               HPQ   $ 36.39 $  1,939,000.00 Common        Sole          Partial
 36858   459200101 International Business Machine   IBM   $171.55 $  6,323,000.00 Common        Sole          Partial
 87301   46625h100 JPMorgan Chase & Co              JPM   $ 40.94 $  3,574,000.00 Common        Sole          Partial
 23445   626717102 Murphy Oil Corp                  MUR   $ 65.64 $  1,539,000.00 Common        Sole          Partial
170792   68389x105 Oracle Corp                     ORCL   $ 32.91 $  5,621,000.00 Common        Sole          Partial
 34828   713448108 PepsiCo Inc                      PEP   $ 70.43 $  2,453,000.00 Common        Sole          Partial
 38815   790849103 St Jude Med Inc                  STJ   $ 47.69 $  1,851,000.00 Common        Sole          Partial
115470   882508104 Texas Instruments Inc            TXN   $ 32.83 $  3,791,000.00 Common        Sole          Partial
 20820   898349105 Trustco Bank Corp NY            TRST   $  4.90 $    102,000.00 Common        Sole          Partial
 26540   907818108 Union Pacific Corp               UNP   $104.41 $  2,771,000.00 Common        Sole          Partial
 56616   913017109 United Technologies Corp         UTX   $ 88.51 $  5,011,000.00 Common        Sole          Partial
 42231   92343v104 Verizon Communications Inc        VZ   $ 37.22 $  1,572,000.00 Common        Sole          Partial
 35140   29358q109 Ensco PLC Sp ADR                 ESV   $ 53.30 $  1,873,000.00 Common        Sole          Partial
 30445   464287721 iShares Tr Index DJ US Tech Se   IYW   $ 65.04 $  1,980,000.00 Common        Sole          Partial
  5604   464287309 iShares Tr S&P 500 Growth        IVW   $ 69.41 $    389,000.00 Common        Sole          Partial
  5482   464287408 iShares Tr S&P 500 Value         IVE   $ 62.02 $    340,000.00 Common        Sole          Partial
138794   464287804 iShares Tr S&P Small Cap 600     IJR   $ 73.32 $ 10,176,000.00 Common        Sole          Partial
 35380   81369y209 Select Sector SPDR Healthcare    XLV   $ 35.53 $  1,257,000.00 Common        Sole          Partial
 29820   81369y407 Select Sector SPDR Tr SBI Cons   XLY   $ 40.21 $  1,199,000.00 Common        Sole          Partial
 37020   81369y308 Select Sector SPDR Tr SBI Cons   XLP   $ 31.23 $  1,156,000.00 Common        Sole          Partial
 18675   81369y506 Select Sector SPDR Tr SBI Ener   XLE   $ 75.34 $  1,407,000.00 Common        Sole          Partial
 59275   81369y605 Select Sector SPDR Tr SBI Fina   XLF   $ 15.35 $    910,000.00 Common        Sole          Partial
 32570   81369y704 Select Sector SPDR Tr SBI Indu   XLI   $ 37.24 $  1,213,000.00 Common        Sole          Partial
101870   81369y100 Select Sector SPDR Tr SBI Mate   XLB   $ 39.37 $  4,011,000.00 Common        Sole          Partial
 55338   81369y886 Select Sector SPDR Tr SBI Util   XLU   $ 33.49 $  1,853,000.00 Common        Sole          Partial
 58744   78462f103 SPDR S&P 500 Index ETF           SPY   $131.96 $  7,752,000.00 Common        Sole          Partial
116888   78467y107 SPDR S&P Mid Cap 400 ETF Tr      MDY   $177.45 $ 20,742,000.00 Common        Sole          Partial
 63398   922042858 Vanguard Emerg Mkt ETF           VWO   $ 48.61 $  3,082,000.00 Common        Sole          Partial
  5437   922908769 Vanguard Index Funds Stock Mkt   VTI   $ 68.42 $    372,000.00 Common        Sole          Partial
 28000   922908413 Vanguard S&P 500 ETF Sh          VOO   $ 60.36 $  1,690,000.00 Common        Sole          Partial
264784   921943858 Vanguard Tax-Managed Fund Euro   VEA   $ 38.08 $ 10,083,000.00 Common        Sole          Partial
  6397   921910816 Vanguard World Fund Mega Growt   MGK   $ 49.55 $    317,000.00 Common        Sole          Partial
  2937   464287457 iShares Tr Barclays 1-3 Yr       SHY   $ 84.44 $    248,000.00 Common        Sole          Partial
 46538   464288638 iShares Tr Barclays Interm Cre   CIU   $106.60 $  4,961,000.00 Common        Sole          Partial
 36720   464288612 iShares Tr Barclays Interm Gov   GVI   $109.15 $  4,008,000.00 Common        Sole          Partial
 28303   464287226 iShares Tr Barclays US Aggreg    AGG   $106.67 $  3,019,000.00 Common        Sole          Partial
 51750   921937835 Vanguard Bond Index Fund Inc T   BND   $ 81.16 $  4,200,000.00 Common        Sole          Partial
                                                                  $178,855,000.00